Guarantees granted, commitments and contingent liabilities - Narrative (Details) € in Millions, $ in Millions		1 Months Ended						12 Months Ended
	Jan. 14, 2021 USD ($)	Nov. 30, 2023 EUR (€) employee	Nov. 30, 2023 USD ($) employee	Nov. 30, 2023 CAD ($) employee	Apr. 30, 2022 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2015	Dec. 31, 2024 EUR (€) claim case	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($) case claim	Apr. 01, 2022 EUR (€)	Jan. 17, 2021 EUR (€)
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions									€ 372
Ownership period limit for repurchase obligation							1 year
Refunds provision								€ 385		$ 400,000,000
Guarantee at fair value								0
Capital commitments								€ 2,000
Collective agreements related costs, including restructuring costs and other costs									671
Number of consumer claims | claim								4,000		4,000
Number of individual consumer cases | case								60		60
FCA and PSA Merger | CAFE provision
Disclosure of contingent liabilities [line items]
Contingent liabilities recognised in business combination											€ 655	€ 163
Previous rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $	$ 5.50				$ 5.00	$ 5.50
New base rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $	$ 14.00				14.00	$ 14.00
Penalty fine rate, new vehicles | $					$ 15.00
StarPlus Energy LLC (“StarPlus”)
Disclosure of contingent liabilities [line items]
Purchase obligation, battery production, term								9 years		9 years
Outstanding commitments made by entity								€ 3,664
NextStar Energy Inc (“NextStar”)
Disclosure of contingent liabilities [line items]
Purchase obligation, battery production, term								2 years		2 years
Outstanding commitments made by entity								€ 53
Automotive Cells Company SE (“ACC”)
Disclosure of contingent liabilities [line items]
Purchase obligation, battery production, term								5 years		5 years
Outstanding commitments made by entity								€ 7,581
STM Financial Financing Agreement
Disclosure of contingent liabilities [line items]
Financing agreement, term							10 years
United Auto Workers
Disclosure of contingent liabilities [line items]
Labor agreement, additional funding of defined benefit plan		€ 925	$ 1,000,000,000
Number of employees covered by pension benefit plans | employee		43,000	43,000	43,000
Labor agreement, ratification bonus awarded		€ 201	$ 219,000,000
Unifor
Disclosure of contingent liabilities [line items]
Number of employees covered by pension benefit plans | employee		7,500	7,500	7,500
Labor agreement, ratification bonus awarded		€ 49		$ 72
Labor agreement, term		3 years	3 years	3 years
NextStar Energy Inc (“NextStar”)
Disclosure of contingent liabilities [line items]
Maximum amount available under credit facility								1,294		$ 1,344,000,000
Joint Venture Financial Services Parnership
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions								500
BNPP PF
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions								150
Automotive Cells Company SE (“ACC”)
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions									270
Automotive Cells Company SE (“ACC”) | Loan commitments
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions								423
Automotive Cells Company SE (“ACC”) | Other commitments
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions								270
StarPlus Energy LLC (“StarPlus”)
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions								888
Maximum amount available under credit facility								€ 7,218		$ 7,500,000,000
Percentage of loan covered by guarantor								49.00%		49.00%
Nidec Emotors
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions								€ 115	€ 82
Symbio
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral by entity, related party transactions								€ 59
NextStar Energy Inc (“NextStar”)
Disclosure of contingent liabilities [line items]
Percentage of loan covered by guarantor								49.00%		49.00%